CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 50,015	$ 80,481	$ 158,333
Cost of services	(7,909)	(12,267)	(17,799)
Gross profit	42,106	68,214	140,534
Operating income (expenses)
Selling expenses	(19,603)	(30,783)	(56,499)
General and administrative expenses	(81,958)	(77,509)	(99,911)
Impairment of long-lived assets	(151,097)
Other income, net	4,633	103	5,040
Operating loss	(205,919)	(39,975)	(10,836)
Foreign exchange gain	126	1,222	2,667
Interest income	5,958	6,854	11,925
Interest expense	(8,081)	(10,765)	(16,679)
Change in fair value of securities	(1,523)	828	(19,142)
Government grants	254	1,523	1,732
Investment income, net	2,100	523	34,253
Income (loss) before income taxes	(207,085)	(39,790)	3,920
Income tax benefit (expense)	27,364	(35,772)	(23,504)
Net loss	(179,721)	(75,562)	(19,584)
Comprehensive income (loss)
Net Income (Loss)	(179,721)	(75,562)	(19,584)
Foreign currency translation adjustments	(27,872)	(47,413)	34,089
Gain (loss) on intra-entity foreign transactions of long-term investment nature	(505)	(2,794)	756
Total comprehensive income (loss)	$ (208,098)	$ (125,769)	$ 15,261
Net loss per share for Class A and Class B ordinary shares
Basic	$ (1.99)	$ (0.84)	$ (0.22)
Diluted	$ (1.99)	$ (0.84)	$ (0.22)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	90,357,329	90,357,275	90,162,557
Diluted	90,357,329	90,357,275	90,162,557
Marketing services
Revenues
Revenues	$ 16,722	$ 37,187	$ 70,426
Listing services
Revenues
Revenues	7,749	13,105	31,128
Leads generation services
Revenues
Revenues	13,499	15,760	36,654
Financial services
Revenues
Revenues	4,572	9,716	13,290
Other services
Revenues
Revenues	$ 7,473	$ 4,713	$ 6,835